Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Provisions [Abstract]
Summary of Detail of Provisions

	Current		Non-Current
	12-31-2021	12-31-2020	12-31-2021	12-31-2020
Provisions	ThUS$	ThUS$	ThUS$	ThUS$
Provisions for legal proceedings (*)	132,850	192,411	698,346	748,640
Decommissioning or restoration (**)	18,736	22,635	95,300	69,959
Provision for environmental issues	720	600	440	7,072
Other provisions (***)	12,538	4,779	44,733	8,229
Total	164,844	220,425	838,819	833,900

(*) The main contingencies are disclosed in Note 34.3.

(**) As of December 31, the decommissioning provisions arise mainly from the effects of the Colombian subsidiary Emgesa, for the electrical appliances of the Quimbo plant with a dismantling date of 2066, and other effects from companies of renewable energy from Brazil.

(***) The increase noted in 2021 is mainly due to the recognition of provisions of US$12,901 associated with a restructuring plan in our subsidiaries in Brazil and Colombia, in accordance with the Group’s digitization strategy. These provisions were recognized under the item “Other employee expenses” (see Note 29).

Summary of Movements in Provisions

	Legal Proceedings	Decommissioning or Restoration	Environmental Issues and Other Provisions	Total
Provisions	ThUS$	ThUS$	ThUS$	ThUS$
Movements in Provisions
Balance as of January 1, 2021	941,051	92,594	20,680	1,054,325
Increase (decrease) in existing provisions	100,104	22,773	38,913	161,790
Acquisition through business combinations	437	24,966	4,747	30,150
Provision used	(141,022)	(11,771)	—	(152,793)
Increase from adjustment to time value of money	83,700	(179)	119	83,640
Foreign currency translation	(84,135)	(14,347)	(6,028)	(104,510)
Transfer to P&L	(68,939)	—	—	(68,939)
Total Movements in Provisions	(109,855)	21,442	37,751	(50,662)
Balance as of December 31, 2021	831,196	114,036	58,431	1,003,663

	Legal Proceedings	Decommissioning or Restoration	Environmental Issues and Other Provisions	Total
Provisions	ThUS$	ThUS$	ThUS$	ThUS$
Movements in Provisions
Balance as of January 1, 2020	1,122,551	129,309	10,519	1,262,379
Increase (decrease) in existing provisions	199,922	(26,906)	8,860	181,876
Provision used	(120,184)	(6,654)	(748)	(127,586)
Increase from adjustment to time value of money	84,576	3,514	1,623	89,713
Foreign currency translation	(243,627)	(6,529)	441	(249,715)
Transfer to P&L	(102,187)	(140)	(15)	(102,342)
Total Movements in Provisions	(181,500)	(36,715)	10,161	(208,054)
Balance as of December 31, 2020	941,051	92,594	20,680	1,054,325